COMMITMENTS AND CONTINGENCIES - Commitments - Total Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Total Commitments
Total	$ 1,265,575
2022	181,927
2023	156,548
2024	555,007
2025	96,216
2026	96,666
Thereafter	$ 179,211